Cover Page Document	Feb. 10, 2020
Cover page [Abstract]
Document Period End Date	Feb. 10, 2020
Entity Central Index Key	0001262976
Title of 12(b) Security	Ordinary Shares, nominal value per share of €0.01
Entity Emerging Growth Company	false
Written Communications	false
Local Phone Number	42 938 8500
Entity Address, Address Line One	Building D,
Entity Incorporation, State or Country Code	L2
Document Type	8-K
Entity Registrant Name	Cimpress plc
City Area Code	353
Entity File Number	000-51539
Entity Address, Address Line Two	Xerox Technology Park
Entity Address, Postal Zip Code	A91 H9N9
Entity Address, City or Town	Dundalk, Co. Louth
Entity Address, Country	IE
Entity Tax Identification Number	98-0417483
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CMPR
Security Exchange Name	NASDAQ
Amendment Flag	false